RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Mar. 31, 2023
RELATED PARTY TRANSACTIONS
Schedule of fund management fee and reporting fee

2023
Fund Management Fee
net of Asset
	Gross Fund	Asset Management	Management
	Management Fee	and Reporting Fee	and Reporting Fee
Series 20	$—	$—	$—
Series 21	—	—	—
Series 22	—	—	—
Series 23	—	—	—
Series 24	—	—	—
Series 25	—	—	—
Series 26	—	—	—
Series 27	—	—	—
Series 28	—	—	—
Series 29	4,512	3,000	1,512
Series 30	—	—	—
Series 31	—	—	—
Series 32	—	—	—
Series 33	—	—	—
Series 34	18,492	3,000	15,492
Series 35	—	—	—
Series 36	—	—	—
Series 37	—	—	—
Series 38	—	—	—
Series 39	—	—	—
Series 40	—	—	—
Series 41	—	—	—
Series 42	—	—	—
Series 43	—	—	—
Series 44	2,645	2,645	—
Series 45	13,575	8,729	4,846
Series 46	73,704	37,099	36,605
	$112,928	$54,473	$58,455

		2022
			Fund Management Fee
			net of Asset
	Gross Fund	Asset Management and	Management
	Management Fee	Reporting Fee	and Reporting Fee
Series 20	$—	$—	$—
Series 21	—	—	—
Series 22	—	—	—
Series 23	—	—	—
Series 24	—	—	—
Series 25	—	—	—
Series 26	3,665	—	3,665
Series 27	—	—	—
Series 28	—	—	—
Series 29	8,662	7,319	1,343
Series 30	—	—	—
Series 31	—	—	—
Series 32	4,091	—	4,091
Series 33	4,334	—	4,334
Series 34	18,492	3,000	15,492
Series 35	—	—	—
Series 36	—	—	—
Series 37	—	—	—
Series 38	—	—	—
Series 39	—	—	—
Series 40	—	—	—
Series 41	65,731	8,663	57,068
Series 42	13,500	5,752	7,748
Series 43	—	—	—
Series 44	40,668	5,257	35,411
Series 45	77,512	22,502	55,010
Series 46	166,959	17,898	149,061
	$403,614	$70,391	$333,223

Schedule of management fees paid

	2023	2022
Series 20	$—	$—
Series 21	—	—
Series 22	—	—
Series 23	—	—
Series 24	—	—
Series 25	—	—
Series 26	—	5,864
Series 27	—	—
Series 28	—	—
Series 29	—	27,499
Series 30	—	—
Series 31	—	—
Series 32	—	8,938
Series 33	—	9,326
Series 34	—	—
Series 35	—	—
Series 36	—	—
Series 37	—	—
Series 38	—	—
Series 39	—	—
Series 40	—	—
Series 41	—	1,507,201
Series 42	—	50,236
Series 43	—	—
Series 44	30,914	411,888
Series 45	1,152,083	683,677
Series 46	676,315	331,796
	$1,859,312	$3,036,425